Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2017
Information about Pension Plan

Information about the pension plan is as follows:

	2017	2016
Change in benefit obligation:
Beginning benefit obligation	$16,964	$16,328
Service cost	—	—
Interest cost	679	689
Curtailment gain	—	—
Settlement loss	46	51
Actuarial (gain)/loss	986	669
Benefits paid	(759)	(773)
Ending benefit obligation	17,916	16,964
Change in plan assets, at fair value:
Beginning plan assets	16,150	15,647
Actual return	1,947	802
Employer contribution	2,000	500
Benefits paid	(759)	(773)
Administrative expenses	(32)	(26)
Ending plan assets	19,306	16,150
Funded status at end of year	$1,390	$(814)

Components of Net Periodic Pension Expense

The components of net periodic pension expense were as follows:

	2017	2016	2015
Service cost	$—	$—	$—
Interest cost	679	689	604
Expected return on plan assets	(1,178)	(1,090)	(1,088)
Net amortization and deferral	380	326	270
Net periodic pension cost (benefit)	$(119)	$(75)	$(214)
Net loss (gain) recognized in other comprehensive loss	$(322)	$448	$412
Total recognized in net periodic benefit cost and other comprehensive loss (before tax)	$(441)	$373	$198

Schedule of Target Allocation and Expected Long-Term Rate of Return by Asset Category

The Company’s pension plan asset allocation at year-end 2017 and 2016 and target allocation for 2018 by asset category are as follows:

	Target Allocation	Percentage of Plan Assets at Year-end
Asset Category	2018	2017	2016
Equity securities	20-50%	48.0%	47.5%
Debt securities	30-60	51.9	52.1
Money market funds	20-30	0.1	0.4
Total		100.0%	100.0%

Plan's Assets at Fair Value Hierarchy

The following tables set forth by level, within the fair value hierarchy, the pension plan’s assets at fair value as of December 31, 2017 and 2016:

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$113	$—	$—	$113
Bond mutual funds	23	—	—	23
Common/collective trust:
Bonds	9,980	—	—	9,980
Equities	6,654	—	—	6,654
Equity market funds:
International	750	—	—	750
Large cap	1,085	—	—	1,085
Mid cap	269	—	—	269
Small cap	432	—	—	432
Total assets at fair value	$19,306	$—	$—	$19,306

Summary of Expected Benefit Payments	Expected benefit payments, which reflect expected future service, are as follows:
2018	$1,903
2019	1,127
2020	650
2021	913
2022	1,182
2023 through 2027	4,723
Total	$10,498

Benefit Obligations [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations

The weighted average assumptions used to determine benefit obligations at year-end were as follows:

	2017	2016	2015
Discount rate on benefit obligation	3.51%	4.00%	4.16%
Long-term rate of return on plan assets	7.00%	7.00%	7.00%
Rate of compensation increase	0.00%	0.00%	0.00%

Net Periodic Pension Cost [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations

The weighted average assumptions used to determine net periodic pension cost were as follows:

	2017	2016	2015
Discount rate on benefit obligation	4.00%	4.16%	3.69%
Long-term rate of return on plan assets	7.00%	7.00%	7.00%
Rate of compensation increase	0.00%	0.00%	0.00%